Schedule of Investments (unaudited)	iShares® MSCI Belgium ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Industrial REITs — 3.9%
Intervest Offices & Warehouses NV	4,699	$77,853
Montea NV	1,879	152,757
Warehouses De Pauw CVA	19,085	536,918
		767,528
Air Freight & Logistics — 0.4%
bpost SA	18,268	76,639

Banks — 10.5%
KBC Ancora	4,605	220,579
KBC Group NV	28,099	1,846,080
		2,066,659
Beverages — 21.2%
Anheuser-Busch InBev SA/NV	77,927	4,157,013

Biotechnology — 13.6%
Argenx SE(a)	6,218	2,421,918
Galapagos NV(a)	5,798	240,184
		2,662,102
Chemicals — 8.9%
Recticel SA	6,980	92,318
Solvay SA	8,204	858,343
Tessenderlo Group SA	3,861	117,532
Umicore SA	24,098	669,922
		1,738,115
Construction & Engineering — 3.1%
Ackermans & van Haaren NV	2,800	459,486
Deme Group NV(a)	1,136	145,113
		604,599
Distributors — 2.5%
D’ieteren Group	2,871	496,698

Financial Services — 6.3%
Groupe Bruxelles Lambert NV	11,119	857,998
Sofina SA	1,843	381,410
		1,239,408
Diversified Telecommunication Services — 0.8%
Proximus SADP	20,659	160,350

Electric Utilities — 2.4%
Elia Group SA/NV	3,890	470,779

Electronic Equipment, Instruments & Components — 1.2%
Barco NV	8,983	233,223

Entertainment — 0.5%
Kinepolis Group NV(b)	2,166	96,504

Consumer Staples Distribution & Retail — 1.3%
Etablissements Franz Colruyt NV	7,586	251,326

Health Care Equipment & Supplies — 0.3%
Ion Beam Applications	4,124	66,122

Health Care Providers & Services — 0.9%
Fagron	9,595	172,651

Health Care Technology — 0.3%
AGFA-Gevaert NV(a)	24,580	64,583

Health Care REITs — 3.2%
Aedifica SA	4,820	323,823
Security	Shares	Value

Health Care REITs (continued)
Cofinimmo SA	3,997	$310,591
		634,414
Insurance — 3.8%
Ageas SA/NV	18,531	741,355

Retail REITs — 0.6%
Retail Estates NV	1,603	110,057

IT Services — 0.0%
Econocom Group SA/NV	1,728	5,054

Media — 0.7%
Telenet Group Holding NV	6,534	139,472

Metals & Mining — 1.1%
Bekaert SA	4,808	206,022

Residential REITs — 0.6%
Xior Student Housing NV	4,064	121,503

Oil, Gas & Consumable Fuels — 2.1%
Euronav NV	21,677	343,665
Exmar NV	6,378	73,074
		416,739
Personal Care Products — 0.5%
Ontex Group NV(a)(b)	11,375	86,821

Pharmaceuticals — 4.3%
UCB SA	9,683	845,633

Real Estate Management & Development — 2.0%
Immobel SA(b)	1,195	50,661
Shurgard Self Storage Ltd.	3,574	163,545
VGP NV	1,814	180,164
		394,370
Semiconductors & Semiconductor Equipment — 1.2%
Melexis NV	2,571	234,885

Total Long-Term Investments — 98.2%
(Cost: $26,866,388)		19,260,624

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(c)(d)(e)	208,279	208,321

Total Short-Term Securities — 1.1%
(Cost: $208,352)		208,321

Total Investments — 99.3%
(Cost: $27,074,740)		19,468,945

Other Assets Less Liabilities — 0.7%		139,448

Net Assets — 100.0%		$19,608,393

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$26,013	$182,361	(a)	$—	$(8)	$(45)	$208,321	208,279	$2,410	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	76		—
					$(8)	$(45)	$208,321		$2,486		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	7	06/16/23	$317	$(545)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$307,520	$18,953,104	$—	$19,260,624
Short-Term Securities
Money Market Funds	208,321	—	—	208,321
	$515,841	$18,953,104	$—	$19,468,945

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(545)	$—	$(545)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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